Significant Risks (Tables)	6 Months Ended
Jun. 30, 2026
Significant Risks [Abstract]
Schedule of Revenue from the Customer Accounted

	Six months ended June 30, 2026		As of June 30, 2026
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$1,175,872	19%	$2,790
Total:	$1,175,872	19%	$2,790

	Six months ended June 30, 2025		As of June 30, 2025
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$947,824	22%	$—
Customer B	509,600	12%	—
Customer C	444,210	10%	3,522
Total:	$1,901,634	44%	$3,522

	Six months ended June 30, 2024		As of June 30, 2024
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer B	$1,944,592	25%	$—
Customer A	1,095,823	14%	—
Total:	$3,040,415	39%	$—

Schedule of Total Purchase from the Vendor Accounted

	Six months ended June 30, 2026		As of June 30, 2026
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor A	$946,549	24%	$—
Vendor B	772,737	19%	—
Vendor C	601,700	15%	—
Vendor D	400,936	10%	—
Total:	$2,721,922	68%	$—

	Six months ended June 30, 2025		As of June 30, 2025
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor E	$1,165,468	22%	$—
Vendor B	984,940	18%	—
Vendor F	840,968	16%	—
Total:	$2,991,376	56%	$—

	Six months ended June 30, 2024		As of June 30, 2024
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor E	$1,942,365	29%	$—
Vendor F	1,240,184	19%	—
Vendor G	1,209,550	18%	—
Vendor H	884,630	13%	244,380
Total:	$5,276,729	79%	$244,380